Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplementary Financial Information [Abstract]
Schedule Of Other Deductions And (Income)

	Year Ended December 31,
	2020	2019	2018

Professional fees	$6	$10	$12
Sempra Acquisition related costs	-	-	12
InfraREIT Acquisition related costs	-	9	-
Recoverable Pension and OPEB - non-service costs	55	57	53
Non-recoverable pension and OPEB	4	4	6
AFUDC equity income	(29)	(10)	-
Interest income	(4)	(5)	(1)
Other	1	(2)	2
Total other deductions and (income) - net	$33	$63	$84

Schedule Of Interest Expense And Related Charges

	Year Ended December 31,
	2020	2019	2018

Interest	$413	$382	$358
Amortization of debt issuance costs and discounts	11	9	6
Less AFUDC – capitalized interest portion	(19)	(16)	(13)
Total interest expense and related charges	$405	$375	$351

Schedule Of Trade Accounts And Other Receivables

	At December 31,
	2020	2019

Gross trade accounts and other receivables	$767	$666
Allowance for uncollectible accounts	(7)	(5)
Trade accounts receivable – net	$760	$661

Summary of Investments And Other Property

	At December 31,
	2020	2019

Assets related to employee benefit plans	$124	$119
Land	16	12
Other	2	2
Total investments and other property	$142	$133

Schedule Of Property, Plant And Equipment

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2020	2020	2019
Assets in service:
Distribution	2.5% / 39.4 years	$14,937	$14,007
Transmission	2.9% / 34.8 years	12,156	11,094
Other assets	6.7% / 14.9 years	1,855	1,648
Total		28,948	26,749
Less accumulated depreciation		8,336	7,986
Net of accumulated depreciation		20,612	18,763
Construction work in progress		593	585
Held for future use		20	22
Property, plant and equipment – net		$21,225	$19,370

Schedule Of Intangible Assets

	At December 31, 2020			At December 31, 2019
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$623	$112	$511	$575	$107	$468
Capitalized software	1,027	484	543	933	430	503
Total	$1,650	$596	$1,054	$1,508	$537	$971

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense

2021	$68
2022	68
2023	68
2024	67
2025	67

Schedule Of Operating Lease, Third Party Joint Project And Other Obligations

	At December 31,
	2020	2019

Operating lease liabilities (Notes 1 and 7)	$124	$66
Investment tax credits	5	6
Third-party joint project obligation (Note 1) (a)	100	4
Other	76	70
Total operating lease, third-party joint project and other obligations	$305	$146

____________

(a)	Oncor is currently involved in a joint project with LP&L. See Note 3 for more information.

Schedule Of Supplemental Cash Flow Information

	Year Ended December 31,
	2020	2019	2018
Cash payments (receipts) related to:

Interest	$406	$368	$368
Less capitalized interest	(19)	(16)	(13)
Interest payments (net of amounts capitalized)	$387	$352	$355

Amount in lieu of income taxes (a):
Federal	$87	$56	$50
State	22	22	21
Total payments (receipts) in lieu of income taxes	$109	$78	$71

Noncash increase in operating lease obligation for ROU assets	$72	$38	$-

Noncash investing and financing activity:

Acquisition (b):
Assets acquired	$-	$2,547	$-
Liabilities assumed	-	(1,223)	-
Cash paid	$-	$1,324	$-

Debt exchange (c):
Debt issued in debt exchange offering	$300	$-	$-
Debt exchanged in debt exchange offering	(300)	-	-
	$-	$-	$-

Noncash construction expenditures (d)	$254	$278	$174

______________

(a)	See Note 11 for income tax related detail.
(b)	See Note 13 for more information on noncash debt exchanges related to InfraREIT Acquisition.
(c)	See Note 6 for more information on noncash debt exchanges related to 2052 Notes issuance.
(d)	Represents end-of-period accruals.

Schedule Of Quarterly Information

2020	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$1,072	$1,090	$1,232	$1,117
Operating income	242	285	362	250
Net income	131	176	258	148

2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$1,016	$1,041	$1,211	$1,079
Operating income	216	253	369	236
Net income	116	139	263	133